Undiscovered Managers Behavioral Value Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Auto Components — 1.9%
American Axle & Manufacturing Holdings, Inc. *	2,592	17,706
Gentherm, Inc. *	726	36,104
Tenneco, Inc., Class A *	4,100	71,289
		125,099
Banks — 20.9%
Bancorp, Inc. (The) *	1,118	24,563
Brookline Bancorp, Inc.	3,045	35,476
Citizens Financial Group, Inc.	3,674	126,225
First Citizens BancShares, Inc., Class A	96	76,595
First Hawaiian, Inc.	2,649	65,245
First Horizon Corp.	8,985	205,765
FNB Corp.	18,324	212,558
Hope Bancorp, Inc.	5,743	72,595
Huntington Bancshares, Inc.	8,411	110,850
KeyCorp	6,942	111,205
Old National Bancorp	14,616	240,727
Simmons First National Corp., Class A	1,292	28,160
United Bankshares, Inc.	1,426	50,993
		1,360,957
Beverages — 1.1%
Primo Water Corp.	5,806	72,866
Building Products — 2.0%
JELD-WEN Holding, Inc. *	7,679	67,191
Resideo Technologies, Inc. *	3,298	62,853
		130,044
Capital Markets — 0.4%
Janus Henderson Group plc	1,383	28,092
Chemicals — 4.1%
Cabot Corp.	1,597	102,006
Koppers Holdings, Inc.	1,685	35,016
Olin Corp.	2,606	111,753
Trinseo plc	1,021	18,707
		267,482
Commercial Services & Supplies — 2.9%
Brink's Co. (The)	2,712	131,380
MillerKnoll, Inc.	3,509	54,735
		186,115
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.	1,617	31,657
CommScope Holding Co., Inc. *	3,077	28,339
		59,996
Construction & Engineering — 0.9%
Granite Construction, Inc.	2,209	56,075

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 0.6%
Eagle Materials, Inc.	366	39,261
Containers & Packaging — 10.1%
Berry Global Group, Inc. *	3,531	164,292
Crown Holdings, Inc.	1,341	108,663
Graphic Packaging Holding Co.	14,830	292,750
Greif, Inc., Class A	947	56,436
Silgan Holdings, Inc.	816	34,285
		656,426
Diversified Consumer Services — 0.3%
Frontdoor, Inc. *	923	18,812
Electric Utilities — 1.8%
Portland General Electric Co.	2,779	120,768
Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc.	689	24,877
Energy Equipment & Services — 0.9%
Patterson-UTI Energy, Inc.	3,110	36,332
TETRA Technologies, Inc. *	5,799	20,818
		57,150
Equity Real Estate Investment Trusts (REITs) — 6.5%
Alexander & Baldwin, Inc.	978	16,220
Brixmor Property Group, Inc.	4,645	85,794
Chatham Lodging Trust *	2,516	24,830
Franklin Street Properties Corp.	5,494	14,447
Healthcare Realty Trust, Inc.	3,910	81,527
Kite Realty Group Trust	5,087	87,594
Pebblebrook Hotel Trust	1,132	16,427
Physicians Realty Trust	3,585	53,920
Rayonier, Inc.	1,474	44,180
		424,939
Food Products — 0.8%
Nomad Foods Ltd. (United Kingdom) *	3,589	50,965
Gas Utilities — 3.0%
Southwest Gas Holdings, Inc.	1,753	122,287
Spire, Inc.	1,225	76,326
		198,613
Health Care Equipment & Supplies — 1.0%
ICU Medical, Inc. *	438	65,912
Health Care Providers & Services — 3.5%
Ensign Group, Inc. (The)	1,960	155,826
ModivCare, Inc. *	700	69,824
		225,650
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	2,330	35,487

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 1.0%
Tri Pointe Homes, Inc. *	4,225	63,837
Household Products — 1.9%
Energizer Holdings, Inc.	2,737	68,799
Reynolds Consumer Products, Inc.	2,229	57,987
		126,786
Insurance — 8.9%
Assured Guaranty Ltd.	850	41,194
Axis Capital Holdings Ltd.	812	39,894
CNO Financial Group, Inc.	5,486	98,588
Enstar Group Ltd. *	392	66,400
Horace Mann Educators Corp.	671	23,690
James River Group Holdings Ltd.	1,258	28,700
Kemper Corp.	3,190	131,624
White Mountains Insurance Group Ltd.	117	152,689
		582,779
IT Services — 2.1%
Maximus, Inc.	2,360	136,563
Machinery — 1.9%
Donaldson Co., Inc.	490	23,999
Enerpac Tool Group Corp. *	367	6,537
Hyster-Yale Materials Handling, Inc.	183	3,948
Kennametal, Inc.	1,358	27,953
Terex Corp.	2,105	62,594
		125,031
Marine — 1.0%
Matson, Inc.	1,036	63,735
Media — 0.6%
TEGNA, Inc.	1,973	40,799
Metals & Mining — 0.1%
Commercial Metals Co.	222	7,874
Multi-Utilities — 2.3%
Black Hills Corp.	1,169	79,163
NorthWestern Corp.	1,382	68,136
		147,299
Oil, Gas & Consumable Fuels — 3.8%
Devon Energy Corp.	3,159	189,940
Range Resources Corp.	2,396	60,522
		250,462
Paper & Forest Products — 0.1%
Glatfelter Corp.	1,097	3,413
Professional Services — 1.3%
Science Applications International Corp.	996	88,074

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 0.1%
DigitalBridge Group, Inc.	680	8,513
Software — 2.1%
Dolby Laboratories, Inc., Class A	874	56,950
NCR Corp. *	3,114	59,196
Verint Systems, Inc. *	552	18,548
		134,694
Textiles, Apparel & Luxury Goods — 3.0%
Carter's, Inc.	778	50,990
Columbia Sportswear Co.	1,096	73,743
Hanesbrands, Inc.	10,049	69,941
		194,674
Thrifts & Mortgage Finance — 0.7%
Radian Group, Inc.	2,218	42,779
Trading Companies & Distributors — 2.5%
Applied Industrial Technologies, Inc.	674	69,274
Beacon Roofing Supply, Inc. *	1,287	70,434
MRC Global, Inc. *	3,180	22,867
		162,575
Total Common Stocks (Cost $5,840,476)		6,385,473
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $165,171)	165,157	165,223
Total Investments — 100.4% (Cost $6,005,647)		6,550,696
Liabilities in Excess of Other Assets — (0.4)%		(24,703)
NET ASSETS — 100.0%		6,525,993

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,550,696	$—	$—	$6,550,696

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$370,457	$642,165	$847,527	$79	$49	$165,223	165,157	$2,896	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	8,936	67,200	76,136	—	—	—	—	18	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	2,397	70,071	72,468	—	—	—	—	10	—
Total	$381,790	$779,436	$996,131	$79	$49	$165,223		$2,924	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.